Capital management	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Capital management
13.	Capital management
The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	January 31, 2020	October 31, 2019
Capital
Common Equity Tier 1 capital	$47,804	$46,578
Net Tier 1 capital	52,437	51,304
Total regulatory capital	61,392	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$420,694	$421,185
Leverage exposures	1,300,001	1,230,648
Capital ratios
Common Equity Tier 1 capital ratio	11.4%	11.1%
Tier 1 capital ratio	12.5%	12.2%
Total capital ratio	14.6%	14.2%
Leverage ratio	4.0%	4.2%
(1)	As at January 31, 2020 and October 31, 2019, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.
The Bank substantially exceeded the OSFI minimum capital ratios as at January 31, 2020, including the Domestic Stability Buffer requirement.